BORROWINGS (Maturity of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,722,893	$ 2,188,674
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	129,949	165,623
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,592,944	$ 2,023,051
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	395,604
2021 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	129,949
2021 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	265,655
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	659,942
2022 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2022 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	659,942
2023 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	667,347
2023 and thereafter | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2023 and thereafter | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 667,347